SHARE CAPITAL - Disclosure of Fair Value of Share Purchase Warrants Issued (Details) - Warrants [Member] - Year	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of classes of share capital [line items]
Risk-free interest rate	2.91%
Expected life	3
Expected volatility	67.91%
Dividend rate	0.00%	0.00%
Minimum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate		2.84%
Expected life		2
Expected volatility		50.35%
Maximum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate		3.85%
Expected life		5
Expected volatility		64.63%